Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2045 Fund
December 31, 2024
Z45-NPRT3-0325
1.9884247.107
Bond Funds - 7.6%
	Shares	Value ($)
Fidelity Series Corporate Bond Fund (a)	1,371	12,599
Fidelity Series Government Bond Index Fund (a)	2,223	20,031
Fidelity Series International Credit Fund (a)	7	54
Fidelity Series International Developed Markets Bond Index Fund (a)	81,724	709,364
Fidelity Series Investment Grade Bond Fund (a)	1,944	19,207
Fidelity Series Investment Grade Securitized Fund (a)	1,384	12,148
Fidelity Series Long-Term Treasury Bond Index Fund (a)	874,800	4,645,188
TOTAL BOND FUNDS (Cost $5,961,143)		5,418,591

Domestic Equity Funds - 51.7%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	422,786	8,388,067
Fidelity Series Large Cap Growth Index Fund (a)	213,784	5,430,117
Fidelity Series Large Cap Stock Fund (a)	215,765	4,951,818
Fidelity Series Large Cap Value Index Fund (a)	633,906	10,339,009
Fidelity Series Small Cap Core Fund (a)	222,205	2,713,118
Fidelity Series Small Cap Opportunities Fund (a)	79,402	1,161,656
Fidelity Series Value Discovery Fund (a)	235,000	3,642,494
TOTAL DOMESTIC EQUITY FUNDS (Cost $27,934,593)		36,626,279

International Equity Funds - 40.7%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	135,268	2,121,004
Fidelity Series Emerging Markets Fund (a)	215,966	1,874,584
Fidelity Series Emerging Markets Opportunities Fund (a)	410,180	7,514,488
Fidelity Series International Growth Fund (a)	275,431	4,800,759
Fidelity Series International Index Fund (a)	155,338	1,840,749
Fidelity Series International Small Cap Fund (a)	64,100	1,038,417
Fidelity Series International Value Fund (a)	405,317	4,831,378
Fidelity Series Overseas Fund (a)	357,563	4,805,648
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $25,874,594)		28,827,027

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $59,770,330)	70,871,897
NET OTHER ASSETS (LIABILITIES) - 0.0%	(41)
NET ASSETS - 100.0%	70,871,856

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	31,845	517,889	554,085	3,207	4,484	(133)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	357,837	78,080	441,052	7,249	(9,983)	15,118	-	-
Fidelity Series Blue Chip Growth Fund	7,578,832	2,672,895	2,701,417	767,967	210,795	626,962	8,388,067	422,786
Fidelity Series Canada Fund	1,778,270	581,982	284,267	62,153	5,026	39,993	2,121,004	135,268
Fidelity Series Commodity Strategy Fund	451,690	192,241	619,158	15,668	(179,733)	154,960	-	-
Fidelity Series Corporate Bond Fund	23,426	40,115	50,614	226	1,656	(1,984)	12,599	1,371
Fidelity Series Emerging Markets Debt Fund	87,540	21,625	111,692	3,323	5,232	(2,705)	-	-
Fidelity Series Emerging Markets Debt Local Currency Fund	27,496	3,724	31,687	-	1,700	(1,233)	-	-
Fidelity Series Emerging Markets Fund	1,611,714	609,360	316,301	51,434	(3,707)	(26,482)	1,874,584	215,966
Fidelity Series Emerging Markets Opportunities Fund	6,468,434	2,314,740	1,414,005	152,692	(11,078)	156,397	7,514,488	410,180
Fidelity Series Floating Rate High Income Fund	64,193	17,820	82,091	4,203	1,106	(1,028)	-	-
Fidelity Series Government Bond Index Fund	34,251	73,595	87,160	262	925	(1,580)	20,031	2,223
Fidelity Series Government Money Market Fund	47,806	24,813	72,619	309	-	-	-	-
Fidelity Series International Credit Fund	51	3	-	3	-	-	54	7
Fidelity Series International Developed Markets Bond Index Fund	-	778,036	51,344	11,827	(87)	(17,241)	709,364	81,724
Fidelity Series International Growth Fund	4,462,162	1,391,811	751,198	194,945	8,401	(310,417)	4,800,759	275,431
Fidelity Series International Index Fund	1,689,356	510,577	265,452	53,292	(1,357)	(92,375)	1,840,749	155,338
Fidelity Series International Small Cap Fund	951,789	350,493	188,512	96,694	1,235	(76,588)	1,038,417	64,100
Fidelity Series International Value Fund	4,483,366	1,359,313	743,983	213,752	1,876	(269,194)	4,831,378	405,317
Fidelity Series Investment Grade Bond Fund	34,472	70,115	84,742	336	1,599	(2,237)	19,207	1,944
Fidelity Series Investment Grade Securitized Fund	22,736	38,912	49,060	227	1,191	(1,631)	12,148	1,384
Fidelity Series Large Cap Growth Index Fund	4,801,745	1,351,251	1,671,303	30,816	90,426	857,998	5,430,117	213,784
Fidelity Series Large Cap Stock Fund	5,086,366	1,263,844	1,685,065	380,110	180,315	106,358	4,951,818	215,765
Fidelity Series Large Cap Value Index Fund	9,092,945	3,199,766	2,201,551	295,278	108,238	139,610	10,339,008	633,906
Fidelity Series Long-Term Treasury Bond Index Fund	4,229,343	2,608,908	1,914,624	103,545	(198,728)	(79,711)	4,645,188	874,800
Fidelity Series Overseas Fund	4,472,566	1,219,753	665,415	105,086	(1,206)	(220,050)	4,805,648	357,563
Fidelity Series Real Estate Income Fund	62,127	13,121	78,283	2,102	(1,068)	4,103	-	-
Fidelity Series Small Cap Core Fund	94,042	3,024,225	489,102	27,550	13,933	70,020	2,713,118	222,205
Fidelity Series Small Cap Opportunities Fund	2,248,420	406,554	1,471,312	121,584	261,031	(283,036)	1,161,657	79,402
Fidelity Series Treasury Bill Index Fund	111,522	50,498	162,021	720	1	-	-	-
Fidelity Series Value Discovery Fund	3,357,737	1,231,966	893,729	139,349	34,623	(88,103)	3,642,494	235,000
	63,764,079	26,018,025	20,132,844	2,845,909	526,846	695,791	70,871,897	5,005,464

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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